Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenues	$ 32,634	$ 28,674	$ 24,008
Cost of goods sold	9,827	8,294	6,776
Gross margin	22,807	20,380	17,232
Expenses:
Selling, general and administration	46,319	42,578	36,694
Amortization and depreciation (notes 8 and 9)	3,941	4,143	3,517
Operating Expenses	50,260	46,721	40,211
Operating loss	(27,453)	(26,341)	(22,979)
Other (expense) income:
Gain on disposal of Canadian Operations (notes 1 and 9)		18,489
Other expense on modification of long-term debt (note 12)			(1,451)
Interest expense	(7,512)	(5,977)	(5,695)
Other expense	(303)	(578)	(511)
Foreign exchange gain (loss)	263	(2,134)	1,188
Other (expense) income	(7,552)	9,800	(6,469)
Loss before income taxes	(35,005)	(16,541)	(29,448)
Income tax expense (note 17)	(179)	(38)	(363)
Net loss	(35,184)	(16,579)	(29,811)
Other comprehensive loss:
Foreign currency translation adjustments	(600)	(226)	791
Comprehensive loss	$ (35,784)	$ (16,805)	$ (29,020)
Loss per common share (note 15)
Basic and diluted	$ (0.79)	$ (0.47)	$ (0.90)
Weighted average common shares outstanding (note 15)
Basic	44,275,800	35,148,303	33,192,480
Diluted	44,275,800	35,148,303	33,227,924
Product and royalty revenues [Member]
Revenue:
Revenues	$ 32,634	$ 27,051	$ 23,811
Licensing and other fees [Member]
Revenue:
Revenues		$ 1,623	$ 197